Note 12 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2017	2018	2019
Income:
Net loss, continuing operations	(6,944,261)	(663,396)	(1,682,671)
Dividends to Series B preferred shares	(1,808,811)	(1,335,733)	(1,271,782)
Preferred deemed dividend	-	-	(504,577)
Net loss attributable to common shareholders, continuing operations	(8,753,072)	(1,999,129)	(3,459,030)
Weighted average common shares –outstanding , basic and diluted	1,383,440	1,414,775	2,861,928
Basic and diluted loss per share, continuing operations	(6.33)	(1.41)	(1.21)
Net income attributable to common shareholders, discontinued operations	849,701	554,506	-
Net loss attributable to common shareholders	(7,903,371)	(1,444,623)	(3,459,030)
Basic and diluted loss per share	(5.72)	(1.02)	(1.21)